Income Tax - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carry-forwards	$ 604,689	$ 469,409
Allowance for doubtful accounts	2,328,841	2,142,711
Impairment provision of advances to suppliers	384,967	877,103
Lease liability		2,184
Total of deferred tax assets	3,318,497	3,491,408
Less: valuation allowance	(604,689)
Net deferred tax assets	2,713,808	3,491,408
Defer tax liabilities:
Right-of-use assets		(2,432)
Total deferred tax liabilities		(2,432)
Deferred tax assets, net	$ 2,713,808	$ 3,488,976